Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 30,512	$ 29,892
New or revised provisions	2,823	51
Accretion expense	640	569
Balance at end of period	$ 33,975	$ 30,512